SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of net income/(loss)

	For six months ended June 30, 2014 (unaudited)
	Platform Common Stock	Fantex Series Vernon Davis Convertible Tracking Stock	Total
Attributed Income from Brand Contract(1)	$8,759	$166,422	$175,181
Attributed Expenses:
Direct Expenses	(2,023,399)	(24,413)	(2,047,812)
Management Fees(2)	19,326	(19,326)	—

Total Attributed Expenses	(2,004,073)	(43,739)	(2,047,812)

Attributed Net Income Before Taxes	(1,995,314)	122,683	(1,872,631)

Attributed Income Taxes	—	—	—

Attributed Net Income	$(1,995,314)	$122,683	$(1,872,631)

(1)
In accordance with the Company's management and attribution policies, 5% of the income from a brand contract is attributed to the platform common stock with the remaining 95% attributed to the associated tracking stock.

(2)
Pursuant to the management agreement with our Parent, the management fee is calculated as 5% of the cash receipts for the period from our brand contracts. During the period, we collected cash receipts of $406,869 from the Vernon Davis Brand Contract, resulting in a total management fee of $20,343. Pursuant to our management and attribution policies, 95% of this total management fee, or $19,326, was attributed to the Fantex Series Vernon Davis Convertible Tracking Stock. The total management fee is incurred in the direct expenses of the platform common stock.